Fair Value Measurements (Tables)	11 Months Ended
Feb. 02, 2013
Fair Value Disclosures [Abstract]
Fair value, assets and liabilities measured on recurring basis
The following tables set forth by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis at February 2, 2013, and March 3, 2012, according to the valuation techniques we used to determine their fair values ($ in millions).

		Fair Value Measurements Using Inputs Considered as
	Fair Value at February 2, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$520	$520	$—	$—
Other current assets
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	21	—	—	21
Marketable equity securities	27	27	—	—

		Fair Value Measurements Using Inputs Considered as
	Fair Value at March 3, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents
Money market funds	$272	$272	$—	$—
Other current assets
Money market funds (restricted assets)	119	119	—	—
U.S. Treasury bills (restricted assets)	30	30	—	—
Foreign currency derivative instruments	1	—	1	—
Equity and other investments
Auction rate securities	82	—	—	82
Marketable equity securities	3	3	—	—
Liabilities
Accrued liabilities
Foreign currency derivative instruments	2	—	2	—

Fair value, assets measured on a recurring basis, unobservable input reconciliation

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) ($ in millions).

	Debt securities — Auction rate securities only
	Student loan bonds	Municipal revenue bonds	Total
Balances at February 26, 2011	$108	$2	$110
Changes in unrealized losses in other comprehensive income	(1)	—	(1)
Sales	(27)	—	(27)
Balances at March 3, 2012	$80	$2	$82
Changes in unrealized losses in other comprehensive income	4	—	4
Sales	(65)	—	(65)
Balances at February 2, 2013	$19	$2	$21

Fair value, assets and liabilities measured on nonrecurring basis, fair value remeasurements (impairments)
The following table summarizes the fair value remeasurements for goodwill impairments and restructuring activities recorded for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month 2013		12-Month 2012
	Impairments	Remaining Net Carrying Value	Impairments	Remaining Net Carrying Value
Continuing operations
Goodwill	$822	$—	$—	$—
Property and equipment	59	—	22	—
Investments	27	38	—	—
Total	$908	$38	$22	$—
Discontinued operations(1)
Goodwill	$—	$—	$1,207	$—
Property and equipment	11	—	121	—
Tradename	—	—	3	—
Total	$11	$—	$1,331	$—

(1)
Goodwill, property and equipment and tradename impairments associated with discontinued operations are recorded within Gain (loss) from discontinued operations in our Consolidated Statements of Earnings.